Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000037571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,900		$ 10,015	$ 10,024	$ 10,084	$ 10,305	$ 10,389	$ 10,595	$ 10,100	$ 10,279	$ 10,627	$ 10,997
C000024677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,163	10,213	10,325	10,615	10,729	10,980	10,504	10,705	11,107	11,522
C000024678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,139	10,163	10,260	10,513	10,611	10,822	10,329	10,501	10,870	11,249
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,780.331	10,749.81296	10,923.41062	11,620.91517	12,112.34624	12,620.63479	11,622.61519	11,960.4358	12,390.6754	12,583.1918
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Short Index
Accumulated Value	10,000		10,174.734	10,229.83832	10,300.33726	10,609.55647	10,891.47573	11,010.1242	10,770.20808	10,899.41181	11,224.12926	11,672.3166
S And P Municipal Bond 1 5 Years Investment Grade 5 Pre Refunded Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index
Accumulated Value	10,000		10,245.18307	10,289.52409	10,342.17789	10,714.69669	11,041.46391	11,198.86122	10,824.97909	10,944.23705	11,244.43728	11,706.76945
Morningstar US Fund Muni National Short Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Fund Muni National Short Funds Average
Accumulated Value	$ 10,000		$ 10,193.901	$ 10,208.51905	$ 10,274.34052	$ 10,566.16878	$ 10,777.66861	$ 10,961.24141	$ 10,623.42143	$ 10,802.87333	$ 11,153.33042	$ 11,533.88986